Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)				3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 16, 2016	Jan. 27, 2016	Jan. 05, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 05, 2016	Jan. 08, 2016	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 218,000		$ 201,000	$ 354,000	$ 602,000	$ 942,369	$ 345,435
Number of options granted									955,713	926,384
Weighted average grant date fair value per option granted (in dollars per share)									$ 1.66	$ 1.03
Future stock-based compensation for unvested employee options granted and outstanding									$ 1,917,245
Stock options outstanding, intrinsic value									$ 67,165
Aggregate VWAP (percent)							1.00%		1.00%
Warrants cashless exercised									43,720
Issuance of shares upon cashless exercise warrants									13,407
Warrants Issued in 2009 to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding				9,259			9,259		9,259
Exercise price of warrants (in dollars per share)				$ 21.60			$ 21.60		$ 21.60
Warrants term							10 years		10 years
Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares authorized				40,000			40,000		40,000	40,000
Convertible preferred stock, shares issued				7,780			7,780		4,555	0		10,000
Convertible preferred stock, par value (in dollars per share)				$ 0.001			$ 0.001		$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, stated value (in dollars per share)				$ 1,000			$ 1,000		$ 1,000			$ 1,000
Number of shares converted (in shares)	1,665	1,665	1,665	555	1,665
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion (in shares)				300,000	900,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant				139,839			139,839		139,839
Annual increases in the number of shares available for issuance, percentage of outstanding common stock							1.00%		1.00%
Annual increases in the number of shares available for issuance, number of shares							279,680		279,680
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting rights of stock				10.00%			10.00%		10.00%
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value							85.00%		85.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years		4 years
Income tax benefit from stock compensation expense							$ 0	$ 0	$ 0	$ 0
Number of options granted									955,713	926,384
Future stock-based compensation, requisite service period									2 years 6 months
Number of shares available for grant									6,149	606,061			124,824
Annual increases in the number of shares available for issuance, number of shares									270,764
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value							110.00%		110.00%
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option							10 years		10 years
ISOs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option							5 years		5 years
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding				2,810,811			2,810,811		1,280,324
Exercise price of warrants (in dollars per share)				$ 2.46			$ 2.46		$ 2.46
Warrants term							5 years		5 years
Aggregate VWAP (percent)							1.00%		1.00%
Series D Warrants [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share)											$ 1.75
Warrants to Purchase Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding				480,147			480,147		480,147
Exercise price of warrants (in dollars per share)				$ 4.87			$ 4.87		$ 4.87
Warrants term							10 years		10 years
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding				82,500			82,500		82,500
Exercise price of warrants (in dollars per share)				$ 7.14			$ 7.14		$ 7.14
Warrants term							10 years		10 years